                                                             File No.: 028-04701

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended SEPTEMBER 30, 2001
               (Please read instructions before preparing form)
                       If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE ALBYN PLACE, ABERDEEN AB10 1YG, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 15th day of NOVEMBER, 2001.

                              ABERDEEN ASSET MANAGEMENT PLC
                              ------------------------------------------
                              (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1. ABERDEEN FUND MANAGERS INC.            028-04701
   ------------------------------       -------------
2. SCOTTISH PROVIDENT INSTITUTION         028-04701
   ------------------------------       -------------
3.
   ------------------------------       -------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended SEPTEMBER 30, 2001
               (Please read instructions before preparing form)
                       If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                       300 S.E. 2ND STREET, SUITE 820 FORT LAUDERDALE, FL 33301
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted .

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 15th day of NOVEMBER, 2001.

                               ABERDEEN FUND MANAGERS INC.
                               ------------------------------------------
                               (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------


Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended SEPTEMBER 30, 2001
               (Please read instructions before preparing form)
                        If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 15th day of NOVEMBER, 2001.

                             SCOTTISH PROVIDENT INSTITUTION
                             ------------------------------------------
                             (Name of Institutional Investment Manager)

                              By: /s/ Beverley Hendry
                                  ----------------------------------------------
                                  Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
ABBOTT LABS                 Com Stk  002824100   15,965,105   313,400        0   313,400        0    1,2    313,400      0        0
                            ---------                                --------------------------------------------------------------
ACE                         Com Stk  G0070K103   13,688,152   497,500        0   497,500        0    1,2    497,500      0        0
                            ---------                                --------------------------------------------------------------
ADVANCED MICRO DEVICES      Com Stk  007903107    4,169,640   521,700        0   521,700        0    1,2    521,700      0        0
                            ---------                                --------------------------------------------------------------
AFFILIATED MANAGERS         Com Stk  008252108      408,996     7,300        0     7,300        0    1,2      7,300      0        0
                            ---------                                --------------------------------------------------------------
AFLAC                       Com Stk  001055102    1,079,545    39,800        0    39,800        0    1,2     39,800      0        0
                            ---------                                --------------------------------------------------------------
ALBERTO-CULVER              Com Stk  013068200       55,537     1,700        0     1,700        0    1,2      1,700      0        0
                            ---------                                --------------------------------------------------------------
ALBERTO-CULVER CLASS B      Com Stk  013068101    9,275,880   241,600        0   241,600        0    1,2    241,600      0        0
                            ---------                                --------------------------------------------------------------
ALBERTSON'S                 Com Stk  013104104    1,652,031    52,000        0    52,000        0    1,2     52,000      0        0
                            ---------                                --------------------------------------------------------------
ALCAN                       Com Stk  013716105       46,217     1,527        0     1,527        0    1,2      1,527      0        0
                            ---------                                --------------------------------------------------------------
ALCOA                       Com Stk  013817101    1,767,946    58,500        0    58,500        0    1,2     58,500      0        0
                            ---------                                --------------------------------------------------------------
ALLIED CAPITAL              Com Stk  01903Q108    1,741,706    76,800        0    76,800        0    1,2     76,800      0        0
                            ---------                                --------------------------------------------------------------
ALLSTATE                    Com Stk  020002101    1,742,256    49,000        0    49,000        0    1,2     49,000      0        0
                            ---------                                --------------------------------------------------------------
AMBAC FINANCIAL             Com Stk  023139108    2,082,183    39,000        0    39,000        0    1,2     39,000      0        0
                            ---------                                --------------------------------------------------------------
AMDOCS                      Com Stk  002256908   14,654,586   544,690        0   544,690        0    1,2    544,690      0        0
                            ---------                                --------------------------------------------------------------
AMERICAN CAP. STRATEGIES.   Com Stk  024937104    1,015,194    37,400        0    37,400        0    1,2     37,400      0        0
                            ---------                                --------------------------------------------------------------
AMERICAN EXPRESS            Com Stk  025816109      768,151    28,000        0    28,000        0    1,2     28,000      0        0
                            ---------                                --------------------------------------------------------------
AMERICAN HOME PROD          Com Stk  026609107   25,627,914   438,500        0   438,500        0    1,2    438,500      0        0
                            ---------                                --------------------------------------------------------------
AMERICAN INTL GRP           Com Stk  026874107   17,888,613   235,600        0   235,600        0    1,2    235,600      0        0
                            ---------                                --------------------------------------------------------------
AMERICAN RESOURCE MAN.      Com Stk  02926M108       17,171    25,000        0    25,000        0    1,2     25,000      0        0
                            ---------                                --------------------------------------------------------------
AMERICAN STANDARD           Com Stk  029712106   13,429,605   251,400        0   251,400        0    1,2    251,400      0        0
                            ---------                                --------------------------------------------------------------
AMERICREDIT                 Com Stk  03060R101      356,390    12,200        0    12,200        0    1,2     12,200      0        0
                            ---------                                --------------------------------------------------------------
AMERISOURCE BERGEN          Com Stk  03073E105   13,052,565   188,800        0   188,800        0    1,2    188,800      0        0
                            ---------                                --------------------------------------------------------------
AMGEN                       Com Stk  031162100   24,208,831   407,600        0   407,600        0    1,2    407,600      0        0
                            ---------                                --------------------------------------------------------------
ANADARKO PETROLEUM
                            Com Stk  032511107    7,573,261   164,900        0   164,900        0    1,2    164,900      0        0
                            ---------                                --------------------------------------------------------------
ANALOG DEVICES              Com Stk  032654105   14,886,230   464,910        0   464,910        0    1,2    464,910      0        0
                            ---------                                --------------------------------------------------------------
ANGLO AMERICAN PLC          Com Stk  03485P102      763,770    63,657        0    63,657        0    1,2     63,657      0        0
                            ---------                                --------------------------------------------------------------
ANHEUSER BUSCH              Com Stk  03664P105   17,475,152   422,200        0   422,200        0    1,2    422,200      0        0
                            ---------                                --------------------------------------------------------------
AOL TIME WARNER             Com Stk  00184A105   33,086,405 1,023,734        0 1,023,734        0    1,2  1,023,734      0        0
                            ---------                                --------------------------------------------------------------
AON CORP.                   Com Stk  037389103      639,766    15,800        0    15,800        0    1,2     15,800      0        0
                            ---------                                --------------------------------------------------------------
APACHE CORP                 Com Stk  037411105      361,906     9,000        0     9,000        0    1,2      9,000      0        0
                                                                               ----------                -----------

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
APARTMENT & INV. MAN.       Com Stk  03748R101      893,152    20,000        0    20,000        0    1,2     20,000      0        0
                            ---------                                --------------------------------------------------------------
APPLIED MATERIALS           Com Stk  038222105    4,317,562   155,065        0   155,065        0    1,2    155,065      0        0
                            ---------                                --------------------------------------------------------------
ARKANSAS BEST               Com Stk  040790107      288,926    15,000        0    15,000        0    1,2     15,000      0        0
                            ---------                                --------------------------------------------------------------
ASAHI GLASS                 Com Stk  043393206      933,308    17,332        0    17,332        0    1,2     17,332      0        0
                            ---------                                --------------------------------------------------------------
AT&T WIRELESS               Com Stk  00209A106    8,581,651   592,400        0   592,400        0    1,2    592,400      0        0
                            ---------                                --------------------------------------------------------------
ATMEL                       Com Stk  049513104    6,092,795   914,330        0   914,330        0    1,2    914,330      0        0
                            ---------                                --------------------------------------------------------------
AUTO DATA PROCESS           Com Stk  001957208    3,816,014    86,300        0    86,300        0    1,2     86,300      0        0
                            ---------                                --------------------------------------------------------------
AXA-UAP                     Com Stk  054536107      620,371    31,605        0    31,605        0    1,2     31,605      0        0
                            ---------                                --------------------------------------------------------------
AZUL HOLDINGS               Com Stk  5500Q1067        6,850     5,133        0     5,133        0    1,2      5,133      0        0
                            ---------                                --------------------------------------------------------------
BALLARD POWER SYSTEMS       Com Stk  05858H104    7,973,270   407,810        0   407,810        0    1,2    407,810      0        0
                            ---------                                --------------------------------------------------------------
BANK OF AMERICA             Com Stk  060505104   19,985,718   351,700        0   351,700        0    1,2    351,700      0        0
                            ---------                                --------------------------------------------------------------
BANK OF NEW YORK            Com Stk  064057102    1,028,611    30,900        0    30,900        0    1,2     30,900      0        0
                            ---------                                --------------------------------------------------------------
BANK ONE CORP.              Com Stk  06423A103      609,221    20,000        0    20,000        0    1,2     20,000      0        0
                            ---------                                --------------------------------------------------------------
BARCLAYS PLC                Com Stk  06738E204    1,896,315    17,008        0    17,008        0    1,2     17,008      0        0
                            ---------                                --------------------------------------------------------------
BAXTER INTL LABS            Com Stk  071813109   37,579,979   683,300        0   683,300        0    1,2    683,300      0        0
                            ---------                                --------------------------------------------------------------
BAYER AG                    Com Stk  072730302      927,268    32,972        0    32,972        0    1,2     32,972      0        0
                            ---------                                --------------------------------------------------------------
BRAZILIAN EQUITY FUND       Com Stk  105884100        2,176       640        0       640        0    1,2        640      0        0
                            ---------                                --------------------------------------------------------------
BEA SYSTEMS                 Com Stk  733251021       41,720     4,500        0     4,500        0    1,2      4,500      0        0
                            ---------                                --------------------------------------------------------------
BMC SOFTWARE                Com Stk  055921100   12,765,881   983,680        0   983,680        0    1,2    983,680      0        0
                            ---------                                --------------------------------------------------------------
BOC GROUP PLC               Com Stk  055617609    1,386,987    51,076        0    51,076        0    1,2     51,076      0        0
                            ---------                                --------------------------------------------------------------
BOEING                      Com Stk  097023105    1,275,029    37,100        0    37,100        0    1,2     37,100      0        0
                            ---------                                --------------------------------------------------------------
BRISTOL MYERS SQUIBB        Com Stk  110122108    7,397,635   132,700        0   132,700        0    1,2    132,700      0        0
                            ---------                                --------------------------------------------------------------
BRITISH TELECOM             Com Stk  111021408    2,203,317    42,197        0    42,197        0    1,2     42,197      0        0
                            ---------                                --------------------------------------------------------------
BROADCOM                    Com Stk  111320107    7,384,987   369,600        0   369,600        0    1,2    369,600      0        0
                            ---------                                --------------------------------------------------------------
BROCADE COMMUNICATIONS      Com Stk  111621108       46,330     3,275        0     3,275        0    1,2      3,275      0        0
                            ---------                                --------------------------------------------------------------
BURHMANN                    Com Stk  12007Q100       78,759    13,068        0    13,068        0    1,2     13,068      0        0
                            ---------                                --------------------------------------------------------------
CALPINE                     Com Stk  131347106      226,910    11,500        0    11,500        0    1,2     11,500      0        0
                            ---------                                --------------------------------------------------------------
CAMPBELL SOUP               Com Stk  134429109      509,903    18,300        0    18,300        0    1,2     18,300      0        0
                            ---------                                --------------------------------------------------------------
CANON INC                   Com Stk  138006309    1,196,858    41,333        0    41,333        0    1,2     41,333      0        0
                            ---------                                --------------------------------------------------------------
CARDINAL HEALTH             Com Stk  14149Y108      677,567     9,400        0     9,400        0    1,2      9,400      0        0
                            ---------                                --------------------------------------------------------------
CARLTON COMMUNICATIONS      Com Stk  142872209      101,648     9,850        0     9,850        0    1,2      9,850      0        0
                            ---------                                --------------------------------------------------------------
CATERPILLAR                 Com Stk  149123101    2,091,654    47,800        0    47,800        0    1,2     47,800      0        0
                            ---------                                --------------------------------------------------------------
CDW COMPUTER CENTERS        Com Stk  125129106      174,458     5,100        0     5,100        0    1,2      5,100      0        0
                            ---------                                --------------------------------------------------------------
CINERGY                     Com Stk  172474108    3,640,058   123,300        0   123,300        0    1,2    123,300      0        0
                            ---------                                --------------------------------------------------------------
CIRRUS LOGIC                Com Stk  172755100    3,493,183   499,500        0   499,500        0    1,2    499,500      0        0
                                                                               ----------                ----------

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
CISCO SYSTEMS               Com Stk  17275R102   21,677,920 1,930,472        0 1,930,472        0    1,2  1,930,472      0        0
                            ---------                                --------------------------------------------------------------
CITIGROUP                   Com Stk  172967101   38,857,004   975,488        0   975,488        0    1,2    975,488      0        0
                            ---------                                --------------------------------------------------------------
CITY DEVELOPMENT LTD.       Com Stk  177797305          409       174        0       174        0    1,2        174      0        0
                            ---------                                --------------------------------------------------------------
CLEAR CHANNEL COMM.         Com Stk  184502102    2,790,081    73,300        0    73,300        0    1,2     73,300      0        0
                            ---------                                --------------------------------------------------------------
CLUB MEDITERRANEAN          Com Stk  189472400      752,011   120,765        0   120,765        0    1,2    120,765      0        0
                            ---------                                --------------------------------------------------------------
CNF INC.                    Com Stk  12612W104      816,083    37,800        0    37,800        0    1,2     37,800      0        0
                            ---------                                --------------------------------------------------------------
COCA-COLA                   Com Stk  191216100    5,675,560   121,000        0   121,000        0    1,2    121,000      0        0
                            ---------                                --------------------------------------------------------------
COLGATE-PALMOLIVE           Com Stk  941621039    9,862,925   170,300        0   170,300        0    1,2    170,300      0        0
                            ---------                                --------------------------------------------------------------
COMERICA                    Com Stk  200340107      984,972    18,100        0    18,100        0    1,2     18,100      0        0
                            ---------                                --------------------------------------------------------------
COMPAQ COMPUTER             Com Stk  204493100    8,166,531   954,940        0   954,940        0    1,2    954,940      0        0
                            ---------                                --------------------------------------------------------------
COMPASS BANCSHARES          Com Stk  20449H109      554,753    22,000        0    22,000        0    1,2     22,000      0        0
                            ---------                                --------------------------------------------------------------
COMPUTER ASSOCIATES         Com Stk  204912109   15,227,844   618,600        0   618,600        0    1,2    618,600      0        0
                            ---------                                --------------------------------------------------------------
COMPUTER SCIENCES           Com Stk  205363104   17,723,148   528,290        0   528,290        0    1,2    528,290      0        0
                            ---------                                --------------------------------------------------------------
COMVERSE TECHNOLOGY         Com Stk  205862402    9,620,201   478,120        0   478,120        0    1,2    478,120      0        0
                            ---------                                --------------------------------------------------------------
CONCORD EFS                 Com Stk  206197105   23,215,279   496,100        0   496,100        0    1,2    496,100      0        0
                            ---------                                --------------------------------------------------------------
CONOCO INC. CLASS B         Com Stk  208251405    3,335,053   135,700        0   135,700        0    1,2    135,700      0        0
                            ---------                                --------------------------------------------------------------
CONTINENTAL AIRLINES        Com Stk  210795308      305,210    23,500        0    23,500        0    1,2     23,500      0        0
                            ---------                                --------------------------------------------------------------
CORNING                     Com Stk  219350105    6,395,037   766,600        0   766,600        0    1,2    766,600      0        0
                            ---------                                --------------------------------------------------------------
COUNTRYWIDE CREDIT IND.     Com Stk  222372104    4,044,503    95,300        0    95,300        0    1,2     95,300      0        0
                            ---------                                --------------------------------------------------------------
CREE                        Com Stk  225447101    8,832,263   609,700        0   609,700        0    1,2    609,700      0        0
                            ---------                                --------------------------------------------------------------
CSX CORP.                   Com Stk  126408103    1,259,479    43,100        0    43,100        0    1,2     43,100      0        0
                            ---------                                --------------------------------------------------------------
CULLEN FROST BANKERS        Com Stk  229899109      500,525    15,000        0    15,000        0    1,2     15,000      0        0
                            ---------                                --------------------------------------------------------------
CVS                         Com Stk  126650100    1,197,663    37,000        0    37,000        0    1,2     37,000      0        0
                            ---------                                --------------------------------------------------------------
DAIMLER CHRYSLER            Com Stk  000710000    1,525,259    48,893        0    48,893        0    1,2     48,893      0        0
                            ---------                                --------------------------------------------------------------
DARDEN RESTAURANTS          Com Stk  237194105   16,247,436   626,700        0   626,700        0    1,2    626,700      0        0
                            ---------                                --------------------------------------------------------------
DBS GROUP HLDGS LTD         Com Stk  23304Y100      629,595    27,039        0    27,039        0    1,2     27,039      0        0
                            ---------                                --------------------------------------------------------------
DEERE & CO.                 Com Stk  244199105    3,791,885   104,100        0   104,100        0    1,2    104,100      0        0
                            ---------                                --------------------------------------------------------------
DELL COMPUTERS              Com Stk  247025109   30,738,572 1,705,530        0 1,705,530        0    1,2  1,705,530      0        0
                            ---------                                --------------------------------------------------------------
DELTA AIR LINES             Com Stk  247361108      484,304    19,900        0    19,900        0    1,2     19,900      0        0
                            ---------                                --------------------------------------------------------------
DEVRY                       Com Stk  251893103      515,481    14,700        0    14,700        0    1,2     14,700      0        0
                            ---------                                --------------------------------------------------------------
DOLLAR TREE STORES          Com Stk  256747106    5,868,347   332,800        0   332,800        0    1,2    332,800      0        0
                            ---------                                --------------------------------------------------------------
DOMINION RESOURCES          Com Stk  25746U109   16,724,099   294,200        0   294,200        0    1,2    294,200      0        0
                            ---------                                --------------------------------------------------------------
DOVER CORP.                 Com Stk  263534109      316,140    10,800        0    10,800        0    1,2     10,800      0        0
                            ---------                                --------------------------------------------------------------
DOW CHEMICAL                Com Stk  260543103    1,328,878    42,000        0    42,000        0    1,2     42,000      0        0
                            ---------                                --------------------------------------------------------------
DU PONT                     Com Stk  260561105    1,444,628    40,000        0    40,000        0    1,2     40,000      0        0
                                                                               ----------                ----------

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
DUKE ENERGY                 Com Stk  264399106   18,588,232   512,700        0   512,700        0    1,2    512,700      0        0
                            ---------                                --------------------------------------------------------------
EBAY                        Com Stk  278642103   12,323,176   273,440        0   273,440        0    1,2    273,440      0        0
                            ---------                                --------------------------------------------------------------
EDUCATION MANAGEMENT        Com Stk  28139T101      375,817    12,700        0    12,700        0    1,2     12,700      0        0
                            ---------                                --------------------------------------------------------------
EL PASO CORP.               Com Stk  28336L109      307,413     7,900        0     7,900        0    1,2      7,900      0        0
                            ---------                                --------------------------------------------------------------
ELECTRONIC ARTS             Com Stk  285512109   22,219,652   493,800        0   493,800        0    1,2    493,800      0        0
                            ---------                                --------------------------------------------------------------
ELECTRONIC DATA SYSTEMS     Com Stk  285661104   25,892,517   468,917        0   468,917        0    1,2    468,917      0        0
                            ---------                                --------------------------------------------------------------
ELSEVIER NV                 Com Stk  290259100    3,058,247   131,279        0   131,279        0    1,2    131,279      0        0
                            ---------                                --------------------------------------------------------------
EMC CORP                    Com Stk  268648102    8,312,015   699,740        0   699,740        0    1,2    699,740      0        0
                            ---------                                --------------------------------------------------------------
EMERGING MKTS. TELECOM      Com Stk  290890102        1,342       218        0       218        0    1,2        218      0        0
                            ---------                                --------------------------------------------------------------
ENI SPA                     Com Stk  26874R108      577,622     9,526        0     9,526        0    1,2      9,526      0        0
                            ---------                                --------------------------------------------------------------
ENTERGY                     Com Stk  29364G103      512,363    15,000        0    15,000        0    1,2     15,000      0        0
                            ---------                                --------------------------------------------------------------
EOG RESOURCES               Com Stk  26875P101      414,566    15,200        0    15,200        0    1,2     15,200      0        0
                            ---------                                --------------------------------------------------------------
EPCOS AG                    Com Stk  29410P107          754        24        0        24        0    1,2         24      0        0
                            ---------                                --------------------------------------------------------------
ERICSSON LM TEL             Com Stk  294821400      934,482   271,666        0   271,666        0    1,2    271,666      0        0
                            ---------                                --------------------------------------------------------------
EXTREME NETWORKS            Com Stk  30226D106    3,777,935   579,100        0   579,100        0    1,2    579,100      0        0
                            ---------                                --------------------------------------------------------------
EXXON MOBIL                 Com Stk  30231G102   17,934,714   467,250        0   467,250        0    1,2    467,250      0        0
                            ---------                                --------------------------------------------------------------
FANNIE MAE                  Com Stk  313586109    3,024,580    37,900        0    37,900        0    1,2     37,900      0        0
                            ---------                                --------------------------------------------------------------
FIRST DATA CORP             Com Stk  319963104   18,355,693   345,100        0   345,100        0    1,2    345,100      0        0
                            ---------                                --------------------------------------------------------------
FIRST HEALTH GROUP          Com Stk  320960107   12,847,320   452,800        0   452,800        0    1,2    452,800      0        0
                            ---------                                --------------------------------------------------------------
FIRST MIDWEST FINANCIAL     Com Stk  320877103       32,590     2,425        0     2,425        0    1,2      2,425      0        0
                            ---------                                --------------------------------------------------------------
FLEET BOSTON                Com Stk  339030108    8,552,464   245,500        0   245,500        0    1,2    245,500      0        0
                            ---------                                --------------------------------------------------------------
FORD MOTOR                  Com Stk  345370860   14,887,284   899,633        0   899,633        0    1,2    899,633      0        0
                            ---------                                --------------------------------------------------------------
FRANCE TELECOM              Com Stk  35177Q105       36,202     1,236        0     1,236        0    1,2      1,236      0        0
                            ---------                                --------------------------------------------------------------
FRANCE TEL. - CBG EQUANT    Com Stk  35177Q204       76,720     6,691        0     6,691        0    1,2      6,691      0        0
                            ---------                                --------------------------------------------------------------
FREDDIE MAC                 Com Stk  313400301   23,941,937   371,200        0   371,200        0    1,2    371,200      0        0
                            ---------                                --------------------------------------------------------------
FRESH DEL MONTE             Com Stk  G36738105       61,891     5,000        0     5,000        0    1,2      5,000      0        0
                            ---------                                --------------------------------------------------------------
FUJI PHOTO                  Com Stk  359586302        1,788        55        0        55        0    1,2         55      0        0
                            ---------                                --------------------------------------------------------------
FUJITSU LTD. ADR            Com Stk  359590304      879,335    21,548        0    21,548        0    1,2     21,548      0        0
                            ---------                                --------------------------------------------------------------
FULLER                      Com Stk  359694106      392,028     9,000        0     9,000        0    1,2      9,000      0        0
                            ---------                                --------------------------------------------------------------
GENENTECH                   Com Stk  368710406   17,980,267   401,368        0   401,368        0    1,2    401,368      0        0
                            ---------                                --------------------------------------------------------------
GENERAL ELECTRIC            Com Stk  369604103   35,553,144   989,900        0   989,900        0    1,2    989,900      0        0
                            ---------                                --------------------------------------------------------------
GENERAL MILLS               Com Stk  370334104    6,382,113   141,300        0   141,300        0    1,2    141,300      0        0
                            ---------                                --------------------------------------------------------------
GENUINE PARTS               Com Stk  372460105      897,568    29,000        0    29,000        0    1,2     29,000      0        0
                            ---------                                --------------------------------------------------------------
GENZYME                     Com Stk  372917104   17,661,405   379,360        0   379,360        0    1,2    379,360      0        0
                            ---------                                --------------------------------------------------------------
GEORGIA PACIFIC             Com Stk  373298108    2,015,697   236,450        0   236,450        0    1,2    236,450      0        0
                                                                               ----------                ----------

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
GOLDEN STATE BANCORP        Com Stk  381197102    3,609,688   121,900        0   121,900        0    1,2    121,900      0        0
                            ---------                                --------------------------------------------------------------
GOLDEN WEST FINANCIAL       Com Stk  381317106      406,804     7,000        0     7,000        0    1,2      7,000      0        0
                            ---------                                --------------------------------------------------------------
GREENPOINT FINANCIAL        Com Stk  395384100    6,577,344   198,600        0   198,600        0    1,2    198,600      0        0
                            ---------                                --------------------------------------------------------------
HASBRO                      Com Stk  418056107    1,387,589   105,300        0   105,300        0    1,2    105,300      0        0
                            ---------                                --------------------------------------------------------------
HCA INC.                    Com Stk  404119109   16,191,255   366,500        0   366,500        0    1,2    366,500      0        0
                            ---------                                --------------------------------------------------------------
HEALTH CARE REIT            Com Stk  42217K106      977,072    40,000        0    40,000        0    1,2     40,000      0        0
                            ---------                                --------------------------------------------------------------
HEALTH NET                  Com Stk  42222G108      746,491    40,000        0    40,000        0    1,2     40,000      0        0
                            ---------                                --------------------------------------------------------------
HEALTHSOUTH CORP.           Com Stk  421924101   15,518,334   961,800        0   961,800        0    1,2    961,800      0        0
                            ---------                                --------------------------------------------------------------
HEINZ                       Com Stk  423074103    3,956,944    93,900        0    93,900        0    1,2     93,900      0        0
                            ---------                                --------------------------------------------------------------
HELLER FINANCIAL            Com Stk  423328103    1,160,278    22,000        0    22,000        0    1,2     22,000      0        0
                            ---------                                --------------------------------------------------------------
HORIZON OFFSHORE            Com Stk  44043J105      166,455    18,000        0    18,000        0    1,2     18,000      0        0
                            ---------                                --------------------------------------------------------------
HOUSEHOLD INTERNATIONAL     Com Stk  441815107   12,515,366   229,900        0   229,900        0    1,2    229,900      0        0
                            ---------                                --------------------------------------------------------------
HSBC HOLDINGS PLC           Com Stk  404280406      516,464     9,654        0     9,654        0    1,2      9,654      0        0
                            ---------                                --------------------------------------------------------------
I2 TECHNOLOGIES             Com Stk  465754109       10,007     2,870        0     2,870        0    1,2      2,870      0        0
                            ---------                                --------------------------------------------------------------
IDEC PHARMACEUTICALS        Com Stk  449370105    6,628,044   129,400        0   129,400        0    1,2    129,400      0        0
                            ---------                                --------------------------------------------------------------
ILLINOIS TOOL WORKS         Com Stk  452308109    2,310,341    45,343        0    45,343        0    1,2     45,343      0        0
                            ---------                                --------------------------------------------------------------
IMPERIAL CHEMICAL PLC       Com Stk  452704505    1,942,215   112,581        0   112,581        0    1,2    112,581      0        0
                            ---------                                --------------------------------------------------------------
IN FOCUS                    Com Stk  45665B106      769,809    58,200        0    58,200        0    1,2     58,200      0        0
                            ---------                                --------------------------------------------------------------
ING GROEP NV                Com Stk  456837103      782,740    29,849        0    29,849        0    1,2     29,849      0        0
                            ---------                                --------------------------------------------------------------
INTEGRATED DEVICE           Com Stk  581181066       25,685     1,380        0     1,380        0    1,2      1,380      0        0
                            ---------                                --------------------------------------------------------------
INTEL CORP                  Com Stk  458140100   24,244,963 1,180,990        0 1,180,990        0    1,2  1,180,990      0        0
                            ---------                                --------------------------------------------------------------
IBM                         Com Stk  459200101   56,144,485   624,420        0   624,420        0    1,2    624,420      0        0
                            ---------                                --------------------------------------------------------------
INTERNATIONAL PAPER         Com Stk  460146103    1,440,642    42,600        0    42,600        0    1,2     42,600      0        0
                            ---------                                --------------------------------------------------------------
INTERSIL HOLDING            Com Stk  460695109    8,659,891   343,700        0   343,700        0    1,2    343,700      0        0
                            ---------                                --------------------------------------------------------------
INTERWOVEN                  Com Stk  46114T102       12,588     3,500        0     3,500        0    1,2      3,500      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI AUSTRALIA      Com Stk  464286103      154,200    20,000        0    20,000        0    1,2     20,000      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI AUSTRIA        Com Stk  464286202      246,118    33,761        0    33,761        0    1,2     33,761      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI BELGIUM        Com Stk  464286301      238,669    22,332        0    22,332        0    1,2     22,332      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI CANADA         Com Stk  464286509      228,053    23,506        0    23,506        0    1,2     23,506      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI HONG KONG      Com Stk  464286871       71,010     8,893        0     8,893        0    1,2      8,893      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI ITALY          Com Stk  464286885      183,660    12,155        0    12,155        0    1,2     12,155      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI SINGAPORE      Com Stk  464286673      137,280    33,000        0    33,000        0    1,2     33,000      0        0
                            ---------                                --------------------------------------------------------------
ISHARES MSCI SPAIN          Com Stk  464286764       80,796     4,399        0     4,399        0    1,2      4,399      0        0
                            ---------                                --------------------------------------------------------------
JAPAN TELECOM               Com Stk  471104109    1,417,069   458,668        0   458,668        0    1,2    458,668      0        0
                            ---------                                --------------------------------------------------------------
JDS UNIPHASE                Com Stk  46612J101    5,585,109   927,100        0   927,100        0    1,2    927,100      0        0
                                                                               ----------                ----------

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
JOHN HANCOCK FINANCIAL      Com Stk  41014S106    9,515,714   245,800        0   245,800        0    1,2    245,800      0        0
                            ---------                                --------------------------------------------------------------
JOHNSON & JOHNSON           Com Stk  478160104   19,724,821   362,400        0   362,400        0    1,2    362,400      0        0
                            ---------                                --------------------------------------------------------------
JOHNSON CONTROLS            Com Stk  478366107    1,920,177    31,000        0    31,000        0    1,2     31,000      0        0
                            ---------                                --------------------------------------------------------------
JP MORGAN CHASE             Com Stk  46625H100    6,035,357   182,400        0   182,400        0    1,2    182,400      0        0
                            ---------                                --------------------------------------------------------------
K MART                      Com Stk  482584109      641,091    90,000        0    90,000        0    1,2     90,000      0        0
                            ---------                                --------------------------------------------------------------
KIMBERLY CLARK              Com Stk  494368103    7,978,194   130,700        0   130,700        0    1,2    130,700      0        0
                            ---------                                --------------------------------------------------------------
KLA-TENCOR CORP.            Com Stk  482480100    8,563,123   271,500        0   271,500        0    1,2    271,500      0        0
                            ---------                                --------------------------------------------------------------
KOREA TELECOM               Com Stk  50063P103      899,953    48,742        0    48,742        0    1,2     48,742      0        0
                            ---------                                --------------------------------------------------------------
KRAFT FOODS                 Com Stk  50075N104    1,553,389    46,400        0    46,400        0    1,2     46,400      0        0
                            ---------                                --------------------------------------------------------------
KROGER                      Com Stk  501044101    4,136,752   169,700        0   169,700        0    1,2    169,700      0        0
                            ---------                                --------------------------------------------------------------
KYOCERA CORP                Com Stk  501556203      743,055    11,760        0    11,760        0    1,2     11,760      0        0
                            ---------                                --------------------------------------------------------------
LAFARGE                     Com Stk  505861401      118,762     5,810        0     5,810        0    1,2      5,810      0        0
                            ---------                                --------------------------------------------------------------
LAM RESEARCH                Com Stk  512807108      232,943    14,200        0    14,200        0    1,2     14,200      0        0
                            ---------                                --------------------------------------------------------------
LEXMARK INTL.               Com Stk  529771107   17,085,033   382,092        0   382,092        0    1,2    382,092      0        0
                            ---------                                --------------------------------------------------------------
LIBERTY MEDIA               Com Stk  530718105    2,975,799   253,500        0   253,500        0    1,2    253,500      0        0
                            ---------                                --------------------------------------------------------------
LINCOLN NATIONAL            Com Stk  534187109    7,530,730   167,100        0   167,100        0    1,2    167,100      0        0
                            ---------                                --------------------------------------------------------------
LINEAR TECHNOLOGY           Com Stk  535678106   12,277,526   391,500        0   391,500        0    1,2    391,500      0        0
                            ---------                                --------------------------------------------------------------
LUCENT TECHNOLOGIES         Com Stk  549463107    4,534,277   826,700        0   826,700        0    1,2    826,700      0        0
                            ---------                                --------------------------------------------------------------
LYONDELL CHEMICAL           Com Stk  552078107       67,676     6,000        0     6,000        0    1,2      6,000      0        0
                            ---------                                --------------------------------------------------------------
MACROVISION                 Com Stk  548661107    9,346,804   328,500        0   328,500        0    1,2    328,500      0        0
                            ---------                                --------------------------------------------------------------
MANNESMAN                   Com Stk  563775303       24,403       130        0       130        0    1,2        130      0        0
                            ---------                                --------------------------------------------------------------
MBNA                        Com Stk  55262L100   17,248,036   594,300        0   594,300        0    1,2    594,300      0        0
                            ---------                                --------------------------------------------------------------
MCDATA CORP                 Com Stk  580031201          248        30        0        30        0    1,2         30      0        0
                            ---------                                --------------------------------------------------------------
MCDONALD'S CORP.            Com Stk  580135101    1,564,514    58,000        0    58,000        0    1,2     58,000      0        0
                            ---------                                --------------------------------------------------------------
MCGRAW-HILL                 Com Stk  806451093   11,191,640   196,600        0   196,600        0    1,2    196,600      0        0
                            ---------                                --------------------------------------------------------------
MCKESSON HBOC               Com Stk  58155Q103      451,748    12,100        0    12,100        0    1,2     12,100      0        0
                            ---------                                --------------------------------------------------------------
MEASUREMENT SPECIALTIES     Com Stk  583421102      231,848    23,300        0    23,300        0    1,2     23,300      0        0
                            ---------                                --------------------------------------------------------------
MEDIMMUNE                   Com Stk  584699102   17,445,933   506,453        0   506,453        0    1,2    506,453      0        0
                            ---------                                --------------------------------------------------------------
MEDTRONIC                   Com Stk  585055106   26,521,467   623,600        0   623,600        0    1,2    623,600      0        0
                            ---------                                --------------------------------------------------------------
MELLON FINANCIAL CORP COM
 STK US$0.5                 Com Stk  58551A108      231,190     7,300        0     7,300        0    1,2      7,300      0        0
                            ---------                                --------------------------------------------------------------
MERCK & CO.                 Com Stk  589331107   21,224,272   320,856        0   320,856        0    1,2    320,856      0        0
                            ---------                                --------------------------------------------------------------
MERCURY COMPUTER SYS        Com Stk  589378108    4,597,605   242,720        0   242,720        0    1,2    242,720      0        0
                            ---------                                --------------------------------------------------------------
MICROCHIP TECHNOLOGY        Com Stk  595017104    8,625,148   340,700        0   340,700        0    1,2    340,700      0        0
                            ---------                                --------------------------------------------------------------
MICROMUSE                   Com Stk  595094103       13,374     2,135        0     2,135        0    1,2      2,135      0        0
                            ---------                                --------------------------------------------------------------
MICRON TECHNOLOGY           Com Stk  595112103    9,248,001   520,566        0   520,566        0    1,2    520,566      0        0
                                                                               ----------                ----------

MICROSOFT                    Com Stk    594918104     60,317,384  1,208,460   0    1,208,460    0     1,2      1,208,460     0     0
                             -------                                          ------------------------------------------------------
MINNESOTA MINING & MANU.     Com Stk    604059105        192,437      2,000   0      2,000      0     1,2          2,000     0     0
                             -------                                          ------------------------------------------------------
MITCHELL ENERGY & DEV.       Com Stk    606592202      1,331,456     27,000   0     27,000      0     1,2         27,000     0     0
                             -------                                          ------------------------------------------------------
MITSUBISHI CORP              Com Stk    606769305          1,940        130   0        130      0     1,2            130     0     0
                             -------                                          ------------------------------------------------------
MOLECULAR DEVICES            Com Stk   60851C107         295,769     15,500   0     15,500      0     1,2         15,500     0     0
                             -------                                          ------------------------------------------------------
MOLEX                        Com Stk    608554200        351,964     14,600   0     14,600      0     1,2         14,600     0     0
                             -------                                          ------------------------------------------------------
MOTOROLA                     Com Stk    620076109     14,517,464    937,500   0    937,500      0     1,2        937,500     0     0
                             -------                                          ------------------------------------------------------
NEW SKIES SATELLITES         Com Stk    648723104          1,170        166   0        166      0     1,2            166     0     0
                             -------                                          ------------------------------------------------------
NIPPON TELEGRAPH             Com Stk    654624105        166,728      7,170   0      7,170      0     1,2          7,170     0     0
                             -------                                          ------------------------------------------------------
NOMURA SECURITIES            Com Stk    655361301      1,007,435      7,569   0      7,569      0     1,2          7,569     0     0
                             -------                                          ------------------------------------------------------
NORTHWEST AIRLINES           Com Stk    667280101        434,264     40,700   0     40,700      0     1,2         40,700     0     0
                             -------                                          ------------------------------------------------------
NOVO NORDISK                 Com Stk    670100205        215,158      5,100   0      5,100      0     1,2          5,100     0     0
                             -------                                          ------------------------------------------------------
NVIDIA                       Com Stk   67066G104       6,037,017    230,200   0    230,200      0     1,2        230,200     0     0
                             -------                                          ------------------------------------------------------
OFFICE DEPOT                 Com Stk    676220106        647,885     50,000   0     50,000      0     1,2         50,000     0     0
                             -------                                          ------------------------------------------------------
OMRON CORP.                  Com Stk    682151204        779,780      6,003   0      6,003      0     1,2          6,003     0     0
                             -------                                          ------------------------------------------------------
ORACLE SYSTEMS               Com Stk   68389X105      23,301,761  1,937,200   0  1,937,200      0     1,2      1,937,200     0     0
                             -------                                          ------------------------------------------------------
ORIX CORP.                   Com Stk    686330101      1,357,345     31,719   0     31,719      0     1,2         31,719     0     0
                             -------                                          ------------------------------------------------------
PARKER HANNIFIN CORP.        Com Stk    701094104      3,253,411     97,500   0     97,500      0     1,2         97,500     0     0
                             -------                                          ------------------------------------------------------
PAYCHEX                      Com Stk    704326107      6,270,553    206,600   0    206,600      0     1,2        206,600     0     0
                             -------                                          ------------------------------------------------------
PECHINEY                     Com Stk    705151207      1,703,660     87,838   0     87,838      0     1,2         87,838     0     0
                             -------                                          ------------------------------------------------------
PEOPLESOFT                   Com Stk    712713106      8,681,343    483,830   0    483,830      0     1,2        483,830     0     0
                             -------                                          ------------------------------------------------------
PEPSICO                      Com Stk    713448108     18,174,710    372,100   0    372,100      0     1,2        372,100     0     0
                             -------                                          ------------------------------------------------------
PERFORMANCE FOOD             Com Stk    713755106        511,744     18,100   0     18,100      0     1,2         18,100     0     0
                             -------                                          ------------------------------------------------------
PETROBRAS BRASILEIRO         Com Stk   71654V101       1,220,826     65,653   0     65,653      0     1,2         65,653     0     0
                             -------                                          ------------------------------------------------------
PETROBRAS ADR                Com Stk   71654V408         225,995     12,058   0     12,058      0     1,2         12,058     0     0
                             -------                                          ------------------------------------------------------
PEUGEOT                      Com Stk    716825500         11,150        292   0        292      0     1,2            292     0     0
                             -------                                          ------------------------------------------------------
PFIZER                       Com Stk    717081103     10,920,880    275,000   0    275,000      0     1,2        275,000     0     0
                             -------                                          ------------------------------------------------------
PHILIP MORRIS                Com Stk    718154107     34,615,029    707,100   0    707,100      0     1,2        707,100     0     0
                             -------                                          ------------------------------------------------------
PHILIPS ELECTRON             Com Stk    500472303         76,460      3,944   0      3,944      0     1,2          3,944     0     0
                             -------                                          ------------------------------------------------------
PHILLIPS PETROLEUM           Com Stk    718507106     13,938,040    266,500   0    266,500      0     1,2        266,500     0     0
                             -------                                          ------------------------------------------------------
PLACER DOME                  Com Stk    725906101      4,705,277    360,900   0    360,900      0     1,2        360,900     0     0
                             -------                                          ------------------------------------------------------
PNC FINANCIAL SERVICES       Com Stk    693475105      1,632,600     29,000   0     29,000      0     1,2         29,000     0     0
                             -------                                          ------------------------------------------------------
POHANG IRON & STEEL          Com Stk    730450103      2,066,291    129,646   0    129,646      0     1,2        129,646     0     0
                             -------                                          ------------------------------------------------------
POLYCOM                      Com Stk   73172K104       5,635,249    237,000   0    237,000      0     1,2        237,000     0     0
                             -------                                          ------------------------------------------------------
PORTUGAL TELECOM             Com Stk    737273102      1,550,873    213,473   0    213,473      0     1,2        213,473     0     0
                                                                              -    -------                       -------

                            -------                                  -------------------------------------------------------------
PRAXAIR                     Com Stk   74005P104     865,848   21,000      0     21,000     0     1,2     21,000         0        0
                            -------                                  -------------------------------------------------------------
PRENTISS PROPERTIES         Com Stk   740706106     697,438   26,000      0     26,000     0     1,2     26,000         0        0
                            -------                                  -------------------------------------------------------------
PRUDENTIAL PLC              Com Stk   74435K204   1,488,138   72,579      0     72,579     0     1,2     72,579         0        0
                            -------                                  -------------------------------------------------------------
PUGET ENERGY                Com Stk   745310102     558,969   25,000      0     25,000     0     1,2     25,000         0        0
                            -------                                  -------------------------------------------------------------
QLOGIC                      Com Stk   747277101   3,881,426  215,600      0    215,600     0     1,2    215,600         0        0
                            -------                                  -------------------------------------------------------------
QUALCOMM                    Com Stk   747525103  21,134,618  444,800      0    444,800     0     1,2    444,800         0        0
                            -------                                  -------------------------------------------------------------
RADIAN GROUP                Com Stk   750236101   4,550,680  119,900      0    119,900     0     1,2    119,900         0        0
                            -------                                  -------------------------------------------------------------
RATIONAL SOFTWARE           Com Stk   75409P202      28,613    3,480      0      3,480     0     1,2      3,480         0        0
                            -------                                  -------------------------------------------------------------
RIO TINTO                   Com Stk   767204100     378,894    5,978      0      5,978     0     1,2      5,978         0        0
                            -------                                  -------------------------------------------------------------
ROCHE HOLDINGS              Com Stk   771195104     169,740    2,355      0      2,355     0     1,2      2,355         0        0
                            -------                                  -------------------------------------------------------------
RJ REYNOLDS TOBACCO         Com Stk   76182K105   1,605,076   27,700      0     27,700     0     1,2     27,700         0        0
                            -------                                  -------------------------------------------------------------
RSA SECURITY                Com Stk   749719100      30,946    2,100      0      2,100     0     1,2      2,100         0        0
                            -------                                  -------------------------------------------------------------
SAN PAOLO IMI SPA           Com Stk   799175104   1,208,580   59,094      0     59,094     0     1,2     59,094         0        0
                            -------                                  -------------------------------------------------------------
SBC COMMUNICATIONS          Com Stk   78387G103  19,341,883  418,600      0    418,600     0     1,2    418,600         0        0
                            -------                                  -------------------------------------------------------------
SCHERING-PLOUGH             Com Stk   806605101  10,943,391  297,900      0    297,900     0     1,2    297,900         0        0
                            -------                                  -------------------------------------------------------------
SCIENTIFIC ATLANTA          Com Stk   808655104   3,643,820  218,400      0    218,400     0     1,2    218,400         0        0
                            -------                                  -------------------------------------------------------------
SHELL TRANSPORT             Com Stk   822703609       2,175       50      0         50     0     1,2         50         0        0
                            -------                                  -------------------------------------------------------------
SHERWIN WILLIAMS            Com Stk   824348106     644,388   30,000      0     30,000     0     1,2     30,000         0        0
                            -------                                  -------------------------------------------------------------
SIEBEL SYSTEMS              Com Stk   826170102      53,168    4,100      0      4,100     0     1,2      4,100         0        0
                            -------                                  -------------------------------------------------------------
SIEMENS                     Com Stk   826197501     811,684   20,856      0     20,856     0     1,2     20,856         0        0
                            -------                                  -------------------------------------------------------------
SKF AB                      Com Stk   784375404       1,974      141      0        141     0     1,2        141         0        0
                            -------                                  -------------------------------------------------------------
SOCIEDAD                    Com Stk   833635105     271,897   15,941      0     15,941     0     1,2     15,941         0        0
                            -------                                  -------------------------------------------------------------
SONERA CORP.                Com Stk   835433202      12,864    4,020      0      4,020     0     1,2      4,020         0        0
                            -------                                  -------------------------------------------------------------
SOUTHERN                    Com Stk   842587107  14,713,468  618,800      0    618,800     0     1,2    618,800         0        0
                            -------                                  -------------------------------------------------------------
SOUTHWEST BANCORP           Com Stk   84476R109     469,055   15,000      0     15,000     0     1,2     15,000         0        0
                            -------                                  -------------------------------------------------------------
SPRINT CORP.                Com Stk   852061100  17,606,902  770,600      0    770,600     0     1,2    770,600         0        0
                            -------                                  -------------------------------------------------------------
SPRINT PCS GROUP            Com Stk   852061506  23,221,253  892,600      0    892,600     0     1,2    892,600         0        0
                            -------                                  -------------------------------------------------------------
ST. PAUL CO.                Com Stk   792860108   1,134,323   28,000      0     28,000     0     1,2     28,000         0        0
                            -------                                  -------------------------------------------------------------
STARWOOD HOTELS WW          Com Stk   85590A203      33,421    1,504      0      1,504     0     1,2      1,504         0        0
                            -------                                  -------------------------------------------------------------
STORA ENSO CORP.            Com Stk   86210M106   2,455,245  221,608      0    221,608     0     1,2    221,608         0        0
                            -------                                  -------------------------------------------------------------
SUMITOMO ELECTRIC           Com Stk   865617203     883,940    9,850      0      9,850     0     1,2      9,850         0        0
                            -------                                  -------------------------------------------------------------
SUMITOMO MITSUI BANKING     Com Stk   865622104   1,103,949  151,054      0    151,054     0     1,2    151,054         0        0
                            -------                                  -------------------------------------------------------------
SUN MICROSYSTEMS            Com Stk   866810104   4,779,667  604,830      0    604,830     0     1,2    604,830         0        0
                            -------                                  -------------------------------------------------------------
SUNGARD DATA SYSTEMS        Com Stk   867363103   6,428,797  291,700      0    291,700     0     1,2    291,700         0        0
                            -------                                  -------------------------------------------------------------
SUNOCO                      Com Stk   86764P109  11,009,101  319,500      0    319,500     0     1,2    319,500         0        0
                            -------                                  -------------------------------------------------------------

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
TARGET                      Com Stk  87612E106      350,899    11,200        0    11,200        0    1,2     11,200      0        0
                            ---------                                --------------------------------------------------------------
TDC                         Com Stk  87236N102    1,656,343    97,272        0    97,272        0    1,2     97,272      0        0
                            ---------                                --------------------------------------------------------------
TELE NORTE LESTE            Com Stk  879246106      545,434    59,321        0    59,321        0    1,2     59,321      0        0
                            ---------                                --------------------------------------------------------------
TELECOM ITALIA              Com Stk  87927W106    1,474,850    19,265        0    19,265        0    1,2     19,265      0        0
                            ---------                                --------------------------------------------------------------
TELECOM NEW ZEALAND         Com Stk  879278208      682,997    48,804        0    48,804        0    1,2     48,804      0        0
                            ---------                                --------------------------------------------------------------
TELEFONICA                  Com Stk  879382208    1,302,504    39,299        0    39,299        0    1,2     39,299      0        0
                            ---------                                --------------------------------------------------------------
TERADYNE                    Com Stk  880770102    9,037,318   476,100        0   476,100        0    1,2    476,100      0        0
                            ---------                                --------------------------------------------------------------
TEREX CORP.                 Com Stk  880779103      872,172    50,000        0    50,000        0    1,2     50,000      0        0
                            ---------                                --------------------------------------------------------------
TEXACO                      Com Stk  881694103   18,351,383   291,800        0   291,800        0    1,2    291,800      0        0
                            ---------                                --------------------------------------------------------------
TEXAS INSTRUMENTS           Com Stk  882508104   10,618,042   447,500        0   447,500        0    1,2    447,500      0        0
                            ---------                                --------------------------------------------------------------
TEXTRON                     Com Stk  883203101      720,915    22,000        0    22,000        0    1,2     22,000      0        0
                            ---------                                --------------------------------------------------------------
TMP WORLDWIDE               Com Stk  872941109    9,759,884   350,400        0   350,400        0    1,2    350,400      0        0
                            ---------                                --------------------------------------------------------------
TORCHMARK                   Com Stk  891027104    1,523,353    40,000        0    40,000        0    1,2     40,000      0        0
                            ---------                                --------------------------------------------------------------
TORO                        Com Stk  891092108    1,431,890    35,000        0    35,000        0    1,2     35,000      0        0
                            ---------                                --------------------------------------------------------------
TOTAL FINA                  Com Stk  89151E109        2,660        40        0        40        0    1,2         40      0        0
                            ---------                                --------------------------------------------------------------
TOYOTA MOTOR CORP           Com Stk  892331307    1,002,419    18,529        0    18,529        0    1,2     18,529      0        0
                            ---------                                --------------------------------------------------------------
TRANSOCEAN SEDCO FOREX      Com Stk  G90078109    1,114,012    46,500        0    46,500        0    1,2     46,500      0        0
                            ---------                                --------------------------------------------------------------
TRIQUINT SEMICONDUCTOR      Com Stk  89674K103    6,284,163   389,000        0   389,000        0    1,2    389,000      0        0
                            ---------                                --------------------------------------------------------------
TRW                         Com Stk  872649108    1,013,752    33,500        0    33,500        0    1,2     33,500      0        0
                            ---------                                --------------------------------------------------------------
TUBOS DE ACERO              Com Stk  898591506      465,215    51,213        0    51,213        0    1,2     51,213      0        0
                            ---------                                --------------------------------------------------------------
TYCO INTERNATIONAL          Com Stk  902124106   18,093,144   404,700        0   404,700        0    1,2    404,700      0        0
                            ---------                                --------------------------------------------------------------
UCAR INTL.                  Com Stk  90262K109      311,162    35,801        0    35,801        0    1,2     35,801      0        0
                            ---------                                --------------------------------------------------------------
UNIBANCO                    Com Stk  90458E107    1,438,094    96,371        0    96,371        0    1,2     96,371      0        0
                            ---------                                --------------------------------------------------------------
UNILEVER NV                 Com Stk  904784709      816,530    15,242        0    15,242        0    1,2     15,242      0        0
                            ---------                                --------------------------------------------------------------
UNISYS                      Com Stk  909214108       51,151     6,400        0     6,400        0    1,2      6,400      0        0
                            ---------                                --------------------------------------------------------------
UNITED TECHNOLOGIES         Com Stk  913017109   15,239,304   337,100        0   337,100        0    1,2    337,100      0        0
                            ---------                                --------------------------------------------------------------
UNITED HEALTH GROUP         Com Stk  91324P102   16,514,812   250,500        0   250,500        0    1,2    250,500      0        0
                            ---------                                --------------------------------------------------------------
UNIVERSAL HEALTH SERVICE    Com Stk  913903100      406,580     8,200        0     8,200        0    1,2      8,200      0        0
                            ---------                                --------------------------------------------------------------
US BANCORP.                 Com Stk  902973304      992,863    45,400        0    45,400        0    1,2     45,400      0        0
                            ---------                                --------------------------------------------------------------
UST                         Com Stk  902911106      549,743    16,700        0    16,700        0    1,2     16,700      0        0
                            ---------                                --------------------------------------------------------------
VARCO                       Com Stk  922122106      298,397    26,200        0    26,200        0    1,2     26,200      0        0
                            ---------                                --------------------------------------------------------------
VERISIGN                    Com Stk  92343E102   12,524,630   317,300        0   317,300        0    1,2    317,300      0        0
                            ---------                                --------------------------------------------------------------
VERITAS SOFTWARE            Com Stk  923436109    5,154,688   271,700        0   271,700        0    1,2    271,700      0        0
                            ---------                                --------------------------------------------------------------
VERIZON COMMUNICATIONS COM
 STK US$0.10                Com Stk  2343V1044   18,688,653   349,000        0   349,000        0    1,2    349,000      0        0
                            ---------                                --------------------------------------------------------------
VIDESH SANCHAR NIGAM        Com Stk  92659G600      735,019    78,359        0    78,359        0    1,2     78,359      0        0
                                                                               ----------                ----------

                            -------------------------------------------------------------------------------------------------------
Item 1                      Item 2    Item 3   Item 4         Item 5  Item 6                      Item 7 Item 8
                                                                      Investment Discretion       Mngrs  Voting Authority
                            Title of  CUSIP    Fair Market            (a) Sole   (b)Shrd  (c)Shrd              (Shares)
Name Of Issuer              Class     Number   Value          Shares             as dfnd  Other          (a) Sole  (b)Shrd  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
                            ---------                                --------------------------------------------------------------
VISTEON                     Com Stk  92839U107      351,159    29,001        0    29,001        1    1,2     29,001      0        0
                            ---------                                --------------------------------------------------------------
VODAFONE GROUP              Com Stk  92857W100    1,255,344    57,171        0    57,171        0    1,2     57,171      0        0
                            ---------                                --------------------------------------------------------------
VOLVO AB                    Com Stk  928856400      773,040    60,785        0    60,785        0    1,2     60,785      0        0
                            ---------                                --------------------------------------------------------------
WALGREEN                    Com Stk  931422109    1,905,590    56,100        0    56,100        0    1,2     56,100      0        0
                            ---------                                --------------------------------------------------------------
WAL MART                    Com Stk  931142103   27,222,612   551,700        0   551,700        0    1,2    551,700      0        0
                            ---------                                --------------------------------------------------------------
WASHINGTON MUTUAL           Com Stk  939322103   24,617,708   645,900        0   645,900        0    1,2    645,900      0        0
                            ---------                                --------------------------------------------------------------
WASTE MANAGEMENT            Com Stk  94106L109    2,538,839    95,000        0    95,000        0    1,2     95,000      0        0
                            ---------                                --------------------------------------------------------------
WATERS CORP.                Com Stk  941848103    8,862,824   250,600        0   250,600        0    1,2    250,600      0        0
                            ---------                                --------------------------------------------------------------
WEBMETHODS                  Com Stk  94768C108       15,432     1,900        0     1,900        0    1,2      1,900      0        0
                            ---------                                --------------------------------------------------------------
WELLPOINT HEALTH            Com Stk  94973H108      482,841     4,500        0     4,500        0    1,2      4,500      0        0
                            ---------                                --------------------------------------------------------------
WELLS FARGO                 Com Stk  949746101    5,963,757   136,600        0   136,600        0    1,2    136,600      0        0
                            ---------                                --------------------------------------------------------------
WENDYS INTL.                Com Stk  950590109    1,322,745    50,000        0    50,000        0    1,2     50,000      0        0
                            ---------                                --------------------------------------------------------------
WEYERHAEUSER                Com Stk  962166104   13,901,924   294,500        0   294,500        0    1,2    294,500      0        0
                            ---------                                --------------------------------------------------------------
WORLDCOM                    Com Stk  98157D106    8,518,806   588,874        0   588,874        0    1,2    588,874      0        0
                            ---------                                --------------------------------------------------------------
WORLDCOM- MCI GROUP         Com Stk  98157D304       24,423     1,658        0     1,658        0    1,2      1,658      0        0
                            ---------                                --------------------------------------------------------------
XILINX                      Com Stk  983919101    9,145,955   404,000        0   404,000        0    1,2    404,000      0        0
                            ---------                                --------------------------------------------------------------
YORK INTL.                  Com Stk  986670107      691,094    25,000        0    25,000        0    1,2     25,000      0        0
                            ---------                                --------------------------------------------------------------
ZIMMER HOLDINGS             Com Stk  98956P102      148,359     5,500        0     5,500        0    1,2      5,500      0        0
                            -------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                 1,962,770,034
                            -----------------------------------------          -------------------       --------------------------